                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED DECEMBER 28, 2006 TO THE PROSPECTUS DATED OCTOBER 2, 2006

             SUPPLEMENT DATED DECEMBER 28, 2006 TO YOUR PROSPECTUS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND AND

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND CHANGES:

On January 10, 2007, shareholders will vote on proposed reorganizations of the Alger MidCap Growth Institutional and the Alger Capital Appreciation Institutional Funds. If the proposed reorganizations are approved, all assets of the Alger MidCap Growth Institutional and Alger Capital Appreciation Institutional Funds will be transferred as follows:

                            FUND                                                        ACQUIRING FUND
---------------------------------------------------------------------------------------------------------------------------------
 Alger MidCap Growth Institutional Fund                       Alger MidCap Growth Fund
 Alger Capital Appreciation Institutional Fund                Alger Capital Appreciation Fund

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

If the merger is approved by Fund shareholders, the merger is expected to be completed on or about January 18, 2007. As a result, if any of your Participant Account value is allocated to the Alger MidCap Growth Institutional Fund Sub-Account, that amount will be merged into the Alger MidCap Growth Fund Sub-Account. In addition, after the close of trading on the New York Stock Exchange on January 18, 2007, future Contributions with allocations to the Alger MidCap Growth Institutional Fund Sub-Account will be directed to the Alger MidCap Growth Fund Sub-Account.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Alger MidCap Growth Institutional Fund Sub-Account, that allocation will be directed to the Alger MidCap Growth Fund Sub-Account after the close of trading on the New York Stock Exchange on January 17, 2007. If you are enrolled in any Asset Rebalancing Program with allocations the Alger MidCap Growth Institutional Fund Sub-Account, your program enrollment will be terminated as of the close of the New York Stock exchange on January 17, 2007 and you will have to re-enroll if you wish to continue after January 17, 2007.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

If the merger is approved by Fund shareholders, the merger is expected to be completed on or about January 16, 2007. As a result, if any of your Participant Account value is allocated to the Alger Capital Appreciation Institutional Fund Sub-Account, that amount will be merged into the Alger Capital Appreciation Fund Sub-Account. In addition, after the close of trading on the New York Stock Exchange on January 16, 2007, future Contributions with allocations to Alger Capital Appreciation Institutional Fund Sub-Account will be directed to the Alger Capital Appreciation Fund Sub-Account.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Alger Capital Appreciation Institutional Fund Sub-Account, that allocation will be directed to the Alger Capital Appreciation Fund Sub-Account after the close of trading on the New York Stock Exchange on January 15, 2007. If you are enrolled in any Asset Rebalancing Program with allocations the Alger Capital Appreciation Institutional Fund Sub-Account, your program enrollment will be terminated as of the close of the New York Stock exchange on January 15, 2007 and you will have to re-enroll if you wish to continue after January 15, 2007.

CHANGES TO YOUR PROSPECTUS

In the event that the proposed mergers are approved, the following changes shall apply to your prospectus.

The information for the Alger MidCap Growth Institutional Fund Sub-Account and the Alger Capital Appreciation Institutional Fund Sub-Account in the table under the section entitled "The Funds" is deleted and replaced with the following:

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH FUND SUB-ACCOUNT     Fred Alger Management, Inc.                  Long-term capital appreciation
(formerly Alger MidCap Growth
Institutional Fund Sub-Account) which
purchases Class I Shares of Alger
MidCap Growth Fund
ALGER CAPITAL APPRECIATION FUND          Fred Alger Management, Inc.                  Long-term capital appreciation
SUB-ACCOUNT (formerly Alger MidCap
Growth Institutional Fund Sub-Account)
which purchases Class I Shares of Alger
MidCap Growth Fund

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.